Accounts Payable and Accrued Expenses	12 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following is a summary of accounts payable and accrued expenses as of June 30, 2026 and 2025:

	2026	2025
Payable to suppliers	$4,232,041	$3,235,991
Salary and welfare payables	457,359	501,016
Accrued expenses and other current liabilities	693,044	1,570,612
Total	$5,382,444	$5,307,619